Inventories	6 Months Ended
Jun. 30, 2018
Inventories
Inventories

7. Inventories

              Inventories, net of provision for excess and obsolete inventories, consisted of the following:

	June 30, 2018	December 31, 2017

	(in US$'000)
Raw materials	639	314
Finished goods	9,149	11,475

	9,788	11,789

              Movements on the provision for excess and obsolete inventories are as follows:

	2018	2017

	(in US$'000)
As at January 1	121	160
Increase in provision for excess and obsolete inventories	79	—
Decrease in provision due to subsequent sale or recovery	(124)	(13)
Exchange difference	3	3

As at June 30	79	150